ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax1 [Roll Forward]
Accumulated other comprehensive income, beginning balance	$ 2	$ 98
Other comprehensive loss before hedging activities	16	(127)
Other comprehensive gain (loss) resulting from hedging activities	10	32
Tax impact		(1)
Accumulated other comprehensive income, ending balance	28	2
Currency Translation Reserve
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax1 [Roll Forward]
Accumulated other comprehensive income, beginning balance	48	134
Other comprehensive loss before hedging activities	(18)	(117)
Other comprehensive gain (loss) resulting from hedging activities	2	32
Tax impact		(1)
Accumulated other comprehensive income, ending balance	32	48
Cash Flow Hedge Reserve
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax1 [Roll Forward]
Accumulated other comprehensive income, beginning balance	0	0
Other comprehensive loss before hedging activities	0	0
Other comprehensive gain (loss) resulting from hedging activities	8	0
Tax impact		0
Accumulated other comprehensive income, ending balance	8	0
Pension and other Post-Retirement Benefit Plan Adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax1 [Roll Forward]
Accumulated other comprehensive income, beginning balance	(46)	(36)
Other comprehensive loss before hedging activities	34	(10)
Other comprehensive gain (loss) resulting from hedging activities	0	0
Tax impact		0
Accumulated other comprehensive income, ending balance	$ (12)	$ (46)